Depreciation, Amortization, and Impairment	12 Months Ended
Dec. 31, 2020
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Depreciation, Amortization, and Impairment

Note 32 - Depreciation, Amortization, and Impairment

a)    Depreciation and amortization

The amounts corresponding to charges to results for depreciation and amortization for the years ended December 31, 2020, 2019 and 2018, are detailed below:

		For the years ended December 31,
	Notes	2020	2019	2018
		MCh$	MCh$	MCh$
Depreciation of property, plant and equipment	14	(21,826)	(21,169)	(20,659)
Amortization of intangible assets	13	(74,625)	(74,140)	(66,158)
Depreciation of assets for right to use of assets	15	(29,993)	(31,857)	—
Totals		(126,444)	(127,166)	(86,817)

b)    Impairment

For the years ended December 31, 2020, 2019 and 2018, the composition of this item is as follows:

	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$
Impairment of financial investments at FVOCI	—	—	—
Impairment of financial investments at amortized cost	—	—	—
Subtotal financial assets	—	—	—
Impairment of intangible assets (1)	(38,849)	—	—
Impairment of intangibles generated in business combinations (2)	(113,911)	—	—
Impairment of goodwill (3)	(651,825)	—	—
Impairment of property, plant and equipment (4) (5) (6)	(10,294)	(728)	(28)
Subtotal Non-financial assets	(814,879)	(728)	(28)
Totals	(814,879)	(728)	(28)

(1)

Impairment of intangibles due to the integration of the systems in Chile: MCh$31,426 for systems and MCh$3,098 for projects. Also includes deterioration of systems and software in Colombia of MCh$4,325.

(2)	Impairment of intangibles generated in business combinations includes MCh$113,138 from Itaú Corpbanca Colombia and MCh$773 from Itaú Corredor de Seguros Colombia.
(3)	Impairment of Goodwill for MCh$412,356 in Chile CGU and MCh$239,469 in Colombia CGU.
(4)	Impairment of ATM equipment for MCh$24.
(5)	Impairment of fixed assets due to restructuring plan for MCh$867.
(6)	Impairment of improvements in leased properties due to restructuring due to the restructuring plan for MCh$9,403.

The Bank has defined two CGUs: CGU Chile (Itaú Corpbanca and its Chileans subsidiaries and subsidiary allocated in New York) and CGU Colombia (Itaú Corpbanca Colombia and its subsidiaries and Itaú Corredores de Seguros S.A.). These CGUs were defined based on their main geographic areas. Their cash flow generation and performance are analyzed separately by the Executive Committee (C-suite) because their contributions to the consolidated entity may be identified independently. It is worth mentioning that these CGUs are consistent with the Bank’s operating segments (see Note 4).

Note 32 - Depreciation, Amortization, and Impairment, continued

Carrying amount of these CGUs, in a pre-taxes basis before impairment losses recognition, is as follows:

	As of June 30,	As of December 31,
CGU	2020	2019
	MCh$	MCh$
Chile	2,261,620	2,366,517
Colombia	942,653	959,821

(*)Includes the effects of the acquisition of minority interests in Colombia that took place on December 3, 2019. See Note 1, letter c)

b.1) Impairment test results and impairment losses recognition as of June 30, 2020

i)    Impairment test results

As a consequence of the aforementioned impairment evaluation process, Management concludes that the recoverable amount and carrying amounts ratio of the CGUs as of June 30, 2020 is as follows:

		As of June 30, 2020
Main assumptions		Chile	Colombia
Recoverable Amount / Carrying Value	(%)	86.81%	62.50%

The recoverable amount for each CGU corresponds to the value in use, the higher of the fair value less costs to sell and the value in use.

ii)   Assumptions used in calculations of the recoverable amount

The key assumptions used in calculating the recoverable amount, defined as those to which the calculation is most sensitive, are presented below:

		As of June 30, 2020
		2020
		Chile	Colombia
Perpetuity rate	(%)	5.20	6.50
Projected inflation rate	(%)	3.00	3.00
Discount rate	(%)	10.40	12.31
Loans growth	(%)	5.67 - 7.41	6.25 - 8.82
Solvency index limit	(%)	10.81 - 12.12	10.00 - 11.70

Note 32 - Depreciation, Amortization, and Impairment, continued

iii)  Impairment loss recognition

As a result of the recent development of events described in Note 3 “Significant events”, recoverable amount for the CGUs was estimated at the end of the second quarter of 2020, resulting in the recognition of an impairment loss of Ch$765,736 million (Ch$731,189 net of deferred taxes) on the following assets of the respective CGUs as of June 30, 2020:

Impairmente of intangible assets (1)	CGU Chile	CGU Colombia	Totals
	MCh$	MCh$	MCh$
Goodwill impairment loss	(412,356)	(239,469)	(651,825)
Intangibles assets generated in a business combination impairment loss	—	(113,911)	(113,911)
Total impairment of Chile and Colombia CGUs	(412,356)	(353,380)	(765,736)

(1)

As reported in 2016 in the original recognition of the business combination between Banco Itaú Chile and Corpbanca, as described in Note 1, resulted in a registration of a goodwill not deductible for income tax purposes, therefore, the recognition of impairment loss does not generate effects on tax results. On the other hand, the intangibles assets generated in the business combination had an associated deferred tax liability of Ch$34,547 million, which generated an impact on income tax results equivalent to that amount, by recognizing the impairment. Considering the above, the effect on income net of taxes generated by the recognition of the impairment loss amounts to Ch$731,189 million, distributed between Ch$720,951 million attributable to the owners of the Bank and Ch$10,238 million attributable to non-controlling interest.

As of December 31, 2020, the Bank has updated the impairment test in order to determine the impairment at the end of this fiscal year and concluded that there was no need to record an additional goodwill impairment loss.

b.2) Goodwill impairment test as of December 31, 2020

i)    Goodwill allocation

The Goodwill allocated to each of the identified CGUs[1] generated in the reverse acquisition described in Note 1, section “General Information – Background of Itaú Corpbanca and subsidiaries”, and the movements experienced during the year, are presented below:

Goodwill	Chile CGU	Colombia CGU
	MCh$	MCh$
Opening balances as of January 1, 2020	904,868	235,159
Exchange differences	—	4,310
Impairment (1)	(412,356)	(239,469)
Ending balances as of December 31, 2020	492,512	—

(1)

Goodwill generated by the acquisition of a business combination (Colombia) is expressed in the functional currency of the aforementioned business (Colombian peso), converted at the closing exchange rate (exchange rate COP to Ch$ for the purpose of accounting recognition in Chile) in accordance with IAS 21 "Effects of Changes in Exchange Rates of the Foreign Currency" (see Note 13). Figures presented as of June 30, 2020 have been adjusted to their recoverable amount, recognizing an impairment loss in accordance with the aforementioned information.

Note 32 - Depreciation, Amortization, and Impairment, continued

ii)   Methodology used by the Bank

Consistent with the prior year, the recoverable amounts of Chile CGU and Colombia CGU have been determined using the dividend discount model. This methodology considers the cash flows that would be generated by dividends distributed to shareholders at perpetuity, discounted to their cost of capital rate as of the valuation date. Therefore, the economic value of equity can be estimated using cash flow projections derived from financial budgets and other assumptions approved by management.

In testing goodwill for impairment, management considered different sources of information, including:

•	Historical information existing for both Banks post-merger and, if relevant, pre-merger. Historical information for events assessed as one-time and non-recurring was excluded.
•	Assumptions approved by management.
•	Information from external sources such as analyst reports, regulators, central Banks and press releases.
•	Observable market information such as rate curves, inflation and growth projections.
•	The competitive strategy defined for both Banks.

The projected funding structure and its impact on the Bank’s capital requirements and internal policy

iii)  Key assumptions used in calculating the recoverable amount.

The key assumptions used in calculating recoverable amount, defined as those variables to which the calculation is more sensitive, are presented below:

		As of December 31,
		2020		2019
		Chile	Colombia	Chile	Colombia
Perpetuity rate	(%)	5.20	—	5.20	6.50
Projected inflation rate (*)	(%)	3.00	—	3.00	3.00
Discount rate	(%)	9.50	—	10.00	11.30
Loans growth	(%)	7.00 – 10.00	—	9.05 – 10.28	9.70 – 10.30
Solvency index limit	(%)	12.77– 13.11	—	11.40 – 12.40	10.60 – 14.00

(*)    Corresponds to the long-term projected inflation rate.

•	Period of Projection and Perpetuity

When performing the goodwill impairment in 2020, cash flow projections are prepared for a period of 5 years from 2020 to 2025. After this period, the present value of cash flows for the year 2024 are calculated, projected to perpetuity using GDP growth rates expected for the markets in which the aforementioned CGUs operate.

Note 32 - Depreciation, Amortization, and Impairment, continued

•	Loans and deposits

Loans were projected considering an increase of around 7.3% per year in Chile. Anticipated changes in the product mix were also modeled for both countries. The deposit portfolio was projected using target reciprocity.

•	Income

Interest and fee income were projected in line with loans, modeling interest rates and commissions expected for each portfolio and type of product. Other relevant macroeconomic variables were also considered such as inflation and base interest rates.

•	Costs of funding

The cost projections are mainly determined based on demand deposits and term deposits balances, considering an annual average ratio of 3.7% for Chile and 4.0% for Colombia. In the cost of funding, the Bank models the impact of the aforementioned reciprocity strategy with no significant changes in the funding structure.

•	Discount rate

Estimated as the discount rate of the Cost of Capital (Ke) in local currency, which was used to discount the cash flows of each CGU. This calculation considers a premium for the risk of the country for each CGU.

•	Perpetuity rate

The perpetuity growth rates are aligned with the growth of the economy in both jurisdictions. Consequently, these were built considering local inflation and GDP growth projections

•	Dividend payment

The payment of dividends was made by maximizing the cash flows of the shareholder taking as a restriction that the solvency indicator (ratio of technical equity with risk-weighted assets) does not fall below the minimum limits required by the regulatory entities. In this way, a dividend for the CGU of Chile of 30% for the first 5 years and 50% in perpetuity was considered.

iv)   Impairment test results

As a result of the impairment test performed, Management concludes that the recoverable amount of the CGUs exceeds their carrying amount, as shown in the following table:

		As of December 31,
		2020		2019
		Chile	Colombia	Chile	Colombia
Recoverable Amount / Carrying Value	(%)	137.80	—	121.38	107.09

The recoverable amount for each CGU corresponds to the value in use, the higher of the fair value less costs to sell and the value in use.

Note 32 - Depreciation, Amortization, and Impairment, continued

As of December 31, 2020, Management carried out an impairment test, concluding that the recoverable amount exceeds the carrying value, thus no further impairment is required, other than the impairment recorded as of June 30, 2020.

v)    Reconciliation between pre and post-tax basis

The Bank has used the cost of own capital (Ke) rate as a discount rate in its calculation of the recoverable amount, a rate that is observable after taxes. The following table shows the effect of considering the flows and the discount rate before taxes.

		As of December 31,
		2020		2019
		Chile	Colombia	Chile	Colombia
Discount rates	(%)	10.52	—	12.55	16.90
Recoverable amount/Carrying value	(%)	158.32	—	145.80	134.43